Other current receivables (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Current Receivables

(EUR thousand)	As of March 31
Other current receivables	2024	2023
Input VAT	11,017	11,434
Payment solutions receivables	20,760	10,327
Advances and deposits	7,861	3,903
Withholding taxes	1,980	3,064
Government grants	1,290	1,260
Derivative financial instruments	1,684	107
Other current receivables	4,322	1,274
Total	48,914	31,369